SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2021, 2020 and 2019 are presented below:

	2021	2020	2019
Unpaid acquisition of PPE	952,826	459,664	2,735,325
Principal payment of financial lease (1)	597,517	288,252	306,673
Capitalization of finance costs	-	-	916,898
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.